Prior year information comparable to transition period (unaudited) (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY
Cash flows from operating activities:
Net Income/(loss)	18,367	$ (138,339)	(849,041)	(15,982)	(59,171)	(103,755)
Adjustments to reconcile net loss to net cash provided by operating activities:
Unrealized loss in investment						65,091
Share-based compensation	3,709	140	858	4,630	9,835	8,659
Depreciation and amortization	18,564	8,498	52,155	63,064	27,988	15,178
Changes in operating assets and liabilities:
Accounts receivable	305,001	(14,780)	(90,713)	103,247	(21)	154
Inventories	(31,521)	5,810	35,661	(36,200)	(54,496)	7,824
Income tax receivable, net	(15,485)	1,723	10,572	(25,799)	338	2,477
Accounts payable	(89,481)	(3,041)	(18,666)	15,916	(1,523)	(1,555)
Changes in other operating assets and liabilities	28,264	0	0	(5,320)	0	8,366
Net cash provided by operating activities	77,993	20,443	125,468	182,702	(9,210)	2,439
Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	0	0	0	0	(165,446)	(169,646)
Cash disposed of with the P3A disposal	0	0	0	0	(87,486)	(184)
Payment for acquisition of Beiao						(663)
Proceeds received from finance receivables	0	22,429	137,660	180,363	0	(84,617)
Net cash used in investing activities	(687,475)	4,778	29,325	175,542	(277,153)	(255,110)
Cash flows from financing activities:
Proceeds from short-term borrowings	884,848	85,077	522,156	103,215	119,209	122,236
Net cash provided by financing activities	336,063	(8,057)	(49,448)	(274,248)	(76,396)	122,236
Effect of exchange rate changes on cash and cash equivalents	8,962	(397)	(2,439)	(12,877)	(16,838)	(2,498)
Net decrease in cash and cash equivalents	(264,457)	16,767	102,906	71,119	(379,597)	(132,933)
Cash and cash equivalents at the beginning of period	358,228	26,866	164,890	93,771	737,825	737,825
Cash and cash equivalents at the end of period	93,771	$ 43,633	267,796	164,890	358,228	604,892